Consolidated Statements of Changes in Shareholders' Equity - AUD ($)	Issued Capital	Reserves	Accumulated Deficit During Development Stage	Total
Balance at Jun. 30, 2016	$ 146,879,214	$ 9,363,181	$ (124,875,181)	$ 31,367,213
Balance (in shares) at Jun. 30, 2016	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs				0
Issuance of shares in connection with At-The-Market facility, net of costs, (in shares)
Issuance of shares in connection with share purchase plan, net of costs				0
Issuance of shares in connection with share purchase plan, net of costs, (in shares)
Non-cash issuance of options to employees		22,743		22,743
Non-cash issuance of options to consultants		1,717		1,717
Issuance of shares in connection with exercise of options, net of costs				0
Transaction costs	(159,564)			(159,564)
Expired options	(2,701,644)	(7,067,161)	9,768,805	0
Total transactions with owners in their capacity as owners	(2,861,208)	(7,042,701)	9,768,805	(135,104)
Net loss			(7,542,076)	(7,542,076)
Total comprehensive loss for the year			(7,542,076)	(7,542,076)
Balance at Jun. 30, 2017	$ 144,018,006	2,320,480	(122,648,452)	23,690,033
Balance (in shares) at Jun. 30, 2017	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares in connection with At-The-Market facility, net of costs				0
Issuance of shares in connection with share purchase plan, net of costs				0
Non-cash issuance of options to employees		764,538		764,538
Non-cash issuance of options to consultants				0
Issuance of shares in connection with exercise of options, net of costs				0
Transaction costs	$ (107,678)			(107,678)
Expired options		(1,331,064)	1,331,064	0
Total transactions with owners in their capacity as owners	(107,678)	(566,526)	1,331,064	656,860
Net loss			(8,265,737)	(8,265,737)
Total comprehensive loss for the year			(8,265,737)	(8,265,737)
Balance at Jun. 30, 2018	$ 143,910,328	1,753,954	(129,583,125)	16,081,157
Balance (in shares) at Jun. 30, 2018	533,891,470
Transactions with owners in their capacity as owners:
Issuance of shares	$ 13,084,629			13,084,629
Issuance of shares, (in shares)	326,945,962
Issuance of shares in connection with share purchase plan, net of costs		89,138		89,138
Non-cash issuance of options to employees				0
Issuance of shares in connection with exercise of options, net of costs				0
Transaction costs	(362,321)			(362,321)
Expired options		(684,117)	684,117	0
Total transactions with owners in their capacity as owners	12,722,308	(594,979)	684,117	12,811,446
Net loss			(12,337,830)	(12,337,830)
Total comprehensive loss for the year			(12,337,830)	(12,337,830)
Balance at Jun. 30, 2019	$ 156,632,636	$ 1,158,975	$ (141,236,838)	$ 16,554,773
Balance (in shares) at Jun. 30, 2019	860,837,432